Earn-out Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnout Consideration [Abstract]
Payment of earn-out consideration		$ (457)	$ (351)
Fair value of liability reduced		$ 75	$ 744
Additional legal and interest expenses	$ 774